Summary of Significant Accounting Policies and Practices (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Jun. 30, 2026 HKD ($)	Dec. 31, 2024 USD ($)	Jan. 31, 2022 USD ($)
Summary of Significant Accounting Policies and Practices [Line Items]
Grant credit terms	90 days
Allowance for expected credit losses	$ 394,045	$ 394,045	$ 308,071	$ 308,071		$ 326,813
Principal and bearing a fixed interest	32	32			$ 253
Unrealized investment loss and gain	(89)		(276)
Interest income	194		541
Investment fair value	5,464	$ 5,464		$ 5,596
Closing price (in Dollars per share) | $ / shares		$ 8.52		$ 8.68
Contract liabilities	230,436	$ 230,436		$ 106,042		$ 315,411
Deferred government subsidy	38,355	38,355		38,656
Income amount	3,937		6,659
Investments in Marketable Equity Securities [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Unrealized investment loss and gain	89		276
Interest income	194		$ 541
Hong Kong [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Deferred government subsidy	$ 38,355	$ 38,355		$ 38,656			$ 38,536
Salary income percentage	5.00%	5.00%			5.00%
Employee Benefit Plan [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Income amount	$ 3,822